Other Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Securities underlying repurchase agreements	$ 23,219	$ 19,029